ASSETS HELD FOR SALE AND DISPOSITIONS	12 Months Ended
Dec. 31, 2018
ASSETS HELD FOR SALE AND DISPOSITIONS
ASSETS HELD FOR SALE AND DISPOSITIONS

5.    ASSETS HELD FOR SALE AND DISPOSITIONS

At December 31, 2018, six investment properties with an aggregate fair value of $44.2 million are classified as assets held for sale. At December 31, 2017, 10 investment properties having a fair value of $391.5 million were classified as assets held for sale and were disposed of in January 2018.

The six properties classified as assets held for sale at December 31, 2018 consist of the following:

Property	Location	Fair value
3 Walker Drive	Brampton, Ontario	$13,380
375 Edward Street	Richmond Hill, Ontario	7,800
403 S 8th Street	Montezuma, Iowa	7,148
1951 A Avenue	Victor, Iowa	5,520
408 N Maplewood Avenue	Williamsburg, Iowa	7,162
411 N Maplewood Avenue	Williamsburg, Iowa	3,228
		$44,238

All six properties were sold during January and February 2019 for aggregate proceeds of $43.7 million.

During the year ended December 31, 2018, 16 properties located in Canada, the United States and Germany previously classified as assets held for sale were disposed. The properties consist of the following:

Property	Location	Date disposed	Sale price
111 Cosma Drive	Bowling Green, Kentucky	January 30, 2018	$169,998
1 Cosma Court and 170 Edward Street	St Thomas, Ontario	January 30, 2018	154,568

Newpark campus (seven properties): 521, 550, 561, 564, 581, 594 and 630 Newpark Boulevard	Newmarket, Ontario	January 31, 2018	63,000

1 Clearview Drive	Tillsonburg, Ontario	July 18, 2018	7,200
120 Moon Acres Road	Piedmont, South Carolina	September 13, 2018	216,459
1000 JD Yarnell Industrial Parkway	Clinton, Tennessee	September 13, 2018	54,798
337 and 375 Magna Drive	Aurora, Ontario	September 27, 2018	60,000
Industriestrasse 11	Schleiz, Germany	October 4, 2018	3,585
			$729,608

The gross proceeds of $63.0 million for the seven properties in Newmarket, Ontario included a vendor take-back mortgage of $30.0 million. The mortgage receivable bore interest at an annual rate of 6.0% and was repaid on April 16, 2018.

The gross proceeds noted above for the property disposals in South Carolina and Tennessee included $12.3 million (US$9.5 million) and $0.4 million (US$0.3 million) of proceeds that are expected to be received in the first quarters of 2020 and 2019, respectively. The estimated sale price of $216.5 million for the South Carolina disposition and $54.8 million for the Tennessee disposition was determined using an income approach which assumed a forecast consumer price index inflation factor at the date of disposition. Accordingly, the proceeds receivable are subject to change and will be dependent upon the actual consumer price index inflation factors as at December 31, 2018 and 2019. During the year ended December 31, 2018, the changes in the proceeds receivable are shown in the following table:

	South Carolina property	Tennessee property

Balance, September 13, 2018	$12,313	$400

Change in consumer price index inflation factor	(1,166)	(231)
Foreign exchange	658	62
Balance, December 31, 2018	$11,805	$231

At December 31, 2018, the proceeds receivable of $11.8 million (US$8.7 million) for the property disposed of in South Carolina is recorded in other assets (note 6) and the $0.2 million (US$0.2 million) proceeds receivable from the Tennessee property disposal is included in accounts receivable on the combined balance sheet.

In connection with the property disposal in South Carolina, Granite has retained an obligation to make certain repairs to the building. Accordingly, a liability of approximately $2.0 million is recorded in accounts payable and accrued liabilities on the combined balance sheet (note 9).  The estimated amount was determined using a third-party report but can change over time as the repairs are completed.

The following table summarizes the fair value changes in properties classified as assets held for sale:

Years ended December 31,	2018	2017

Balance, beginning of year	$391,453	$—

Fair value gains, net	196	—
Foreign currency translation, net	(3,466)	—
Disposals	(729,608)	—
Classified as assets held for sale from investment properties (note 4)	385,671	391,453
Other	(8)	—
Balance, end of year	$44,238	$391,453

During the year ended December 31, 2018, Granite incurred $6.9 million (2017 - $0.4 million) of broker commissions, and legal and advisory costs associated with the disposal or planned disposal of the assets held for sale which are included in loss on sale of investment properties on the combined statements of net income. The $6.9 million loss on sale of investment properties for the year ended December 31, 2018 also included $1.4 million relating to the adjustment in proceeds receivable from the South Carolina and Tennessee property disposals arising from the change in consumer price index inflation factors noted above.